Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 21, 2023
Entity Registrant Name	dei_EntityRegistrantName	Amplify ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001633061
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	HCOW
Document Creation Date	dei_DocumentCreationDate	Sep. 21, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 21, 2023
Prospectus Date	rr_ProspectusDate	Sep. 21, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A